                As filed with the Securities and Exchange Commission
                                 on April 17, 1998

                                                       Registration No. 33-56094
                                                                        811-7428

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549

                                 ------------------

                                     FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                         PRE-EFFECTIVE AMENDMENT NO. __                      [ ]
                        POST-EFFECTIVE AMENDMENT NO. 57                      [X]


                                       AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                                 AMENDMENT NO. 59

                          (Check appropriate box or boxes)

                                 ------------------

                          NICHOLAS-APPLEGATE MUTUAL FUNDS
                 (Exact Name of Registrant as Specified in Charter)

                           600 WEST BROADWAY, 30TH FLOOR
                            SAN DIEGO, CALIFORNIA 92101
            (Address of Principal Executive Offices, including Zip Code)

                                 ARTHUR E. NICHOLAS
                     C/O NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                           600 WEST BROADWAY, 30TH FLOOR
                            SAN DIEGO, CALIFORNIA 92101
                      (Name and Address of Agent for Service)

                            COPY TO:  ROBERT E. CARLSON
                       PAUL, HASTINGS, JANOFSKY & WALKER LLP
                       555 S. FLOWER STREET, TWENTIETH FLOOR
                           LOS ANGELES, CALIFORNIA 90071

                                 ------------------

                   APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                  AS SOON AS PRACTICABLE FOLLOWING EFFECTIVE DATE.

                                 ------------------


     [ ]  immediately upon filing pursuant to paragraph (b)
     [ ]  on ______________ pursuant to paragraph (b)
     [x]  60 days after filing pursuant to paragraph (a)(i)
     [ ]  on ______________ pursuant to paragraph (a)(i)
     [ ]  75 days after filing pursuant to paragraph (a)(ii)
     [ ]  on    (date)      pursuant to paragraph (a)(ii), of Rule 485
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment



          Title of Securities Being Registered: Shares of Beneficial Interest

                                 ------------------

                               CROSS REFERENCE SHEET
                             (AS REQUIRED BY RULE 495)

N-1A ITEM NO.                                                                   LOCATION
-------------                                                                   --------
PART A

Item  1. Cover Page. . . . . . . . . . . . . . . . . . . . . . . . . . . .      Cover Page

Item  2. Synopsis. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      Overview;  GLOBAL FUNDS; U.S. FUNDS; FIXED INCOME
                                                                                FUNDS

Item  3. Condensed Financial Information . . . . . . . . . . . . . . . . .       GLOBAL FUNDS; U.S. FUNDS; FIXED INCOME FUNDS

Item  4. General Description of Registrant . . . . . . . . . . . . . . . .      Overview;  GLOBAL FUNDS; U.S. FUNDS; FIXED INCOME
                                                                                FUNDS

Item  5. Management of Fund. . . . . . . . . . . . . . . . . . . . . . . .      Organization and Management; Portfolio Teams

Item  6. Capital Stock and Other Securities. . . . . . . . . . . . . . . .      Your Account

Item  7. Purchase of Securities Being Offered. . . . . . . . . . . . . . .      Your Account

Item  8. Redemption or Repurchase. . . . . . . . . . . . . . . . . . . . .      Your Account

Item  9. Pending Legal Proceedings . . . . . . . . . . . . . . . . . . . .      Not Applicable

PART B

Item 10. Cover Page. . . . . . . . . . . . . . . . . . . . . . . . . . . .      Cover Page

Item 11. Table of Contents . . . . . . . . . . . . . . . . . . . . . . . .      Table of Contents

Item 12. General Information and History . . . . . . . . . . . . . . . . .      General Information

Item 13. Investment Objectives and Policies. . . . . . . . . . . . . . . .      Investment Objectives, Policies and Risks;
                                                                                Investment Restrictions

Item 14. Management of the Fund. . . . . . . . . . . . . . . . . . . . . .      Trustees and Officers; Administrators; Distributor

Item 15. Control Persons and Principal Holders of Securities . . . . . . .      Not Applicable

Item 16. Investment Advisory and Other Services. . . . . . . . . . . . . .      Administrators; Investment Adviser; Distributor;
                                                                                Custodian, Transfer and Dividend Disbursing Agent,
                                                                                Independent Auditors and Legal Counsel

Item 17. Brokerage Allocation and Other Practices. . . . . . . . . . . . .      Portfolio Transactions and Brokerage

Item 18. Capital Stock and Other Securities. . . . . . . . . . . . . . . .      Miscellaneous

Item 19. Purchase, Redemption and Pricing of Securities Being Offered. . .      Purchase and Redemption of Fund Shares; Shareholder
                                                                                Services

Item 20. Tax Status. . . . . . . . . . . . . . . . . . . . . . . . . . . .      Dividends, Distributions and Taxes

Item 21. Underwriters. . . . . . . . . . . . . . . . . . . . . . . . . . .      Distributor


Item 22. Calculation of Performance Data . . . . . . . . . . . . . . . . .      Performance Information

Item 23. Financial Statements. . . . . . . . . . . . . . . . . . . . . . .      Not Applicable

PART C
     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to the
     Registration Statement.


                          NICHOLAS-APPLEGATE MUTUAL FUNDS

                                     FORM N-1A

                                 PART A: PROSPECTUS

     The Prospectus of Nicholas-Applegate Mutual Funds Class I Shares filed on December 15, 1997 with the Securities and Exchange Commission as part of Post-Effective Amendment No. 48 to Registrant's Form N-1A Registration Statement, and again as revised as part of Post-Effective Amendment No. 51 to Registrant's Form N-1A Registration Statement Filed with the Securities and Exchange Commission on February 19, 1998, is incorporated herein by reference.



                     PART B: STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional Information of Nicholas-Applegate Mutual Funds Class I Shares filed on December 15, 1997 with the Securities and Exchange Commission as part of Post-Effective Amendment No. 48 to Registrant's Form N-1A Registration Statement, and incorporated by reference in Post-Effective Amendment No. 51 to Registrant's Form N-1A Registration Statement, Filed with the Securities and Exchange Commission on February 19, 1998, is incorporated herein by reference.

                          NICHOLAS-APPLEGATE MUTUAL FUNDS

                                     FORM N-1A

                             PART C:  OTHER INFORMATION


Item 24.            FINANCIAL STATEMENTS AND EXHIBITS.

     a.   Financial Statements.

          The Schedules of Investments as of March 31, 1997, Statements of Assets and Liabilities as of March 31, 1997, Statements of Changes in Net Assets for the period ended March 31, 1997, and related Notes and Report of Independent Auditors with respect to Registrant's Institutional Portfolios, the predecessors to the Class I shares of Registrant's corresponding Funds which are the subject of this Amendment to Registration Statement, are incorporated by reference in Part B.


          The Schedules of Investments as of September 30, 1997, Statements of Assets and Liabilities as of September 30, 1997, and related Notes with respect to Registrant's Institutional Portfolios, the predecessors to the Class I shares of Registrant's corresponding Funds which are the subject of this Amendment to Registration Statement, are incorporated by reference in Part B.


     b.   Exhibits:

          (1.1)     Certificate of Trust of Registrant (f).

          (1.2) Certificate of Amendment to Certificate of Trust of Registrant (f).

          (1.3)     Amended and Restated Declaration of Trust of Registrant (f).

          (1.4) Certificate of Trustees dated August 6, 1993, establishing Emerging Growth Portfolio series (f).

          (1.5) Certificate of Trustees dated December 15, 1993, establishing International Growth Portfolio series (f).

          (1.6)     Amendment No. 2 to Amended and Restated Declaration of
                    Trust (f).

          (1.7)     Amendment No. 3 to Amended and Restated Declaration of
                    Trust (f).

          (1.8)     Amendment No. 4 to Amended and Restated Declaration of
                    Trust (f).

          (1.9)     Amendment No. 5 to Amended and Restated Declaration of
                    Trust (f).

          (1.10)    Amendment No. 6 to Amended and Restated Declaration of
                    Trust (f).

          (1.11)    Amendment No. 7 to Amended and Restated Declaration of
                    Trust (f).

          (1.12) Form of Amendment No. 8 to Amended and Restated Declaration of Trust (f).

          (1.13)    Amendment No. 9 to Amended and Restated Declaration of
                    Trust (f).

          (1.14) Form of Amendment No. 10 to Amended and Restated Declaration of Trust (b).

          (1.15) Amendment No. 11 to Amended and Restated Declaration of Trust (i).

          (1.16) Form of Amendment No. 12 to Amended and Restated Declaration of Trust (i).

          (1.17) Amendment No. 13 to Amended and Restated Declaration of Trust (j).

          (1.18) Form of Amendment No. 14 to Amended and Restated Declaration of Trust (j).

          (1.19) Form of Amendment No. 15 to Amended and Restated Declaration of Trust (m).

          (1.20) Form of Amendment No. 16 to Amended and Restated Declaration of Trust (r).

          (1.21) Form of Amendment No. 17 to Amended and Restated Declaration of Trust (r).

          (1.22) Form of Amendment No. 18 to Amended and Restated Declaration of Trust (r).

          (2.1)     Amended Bylaws of Registrant (f).

          (2.2)     Amendment to Section 2.5 of Bylaws of Registrant (f).

          (3)       None.

          (4)       None.

          (5.1) Form of Investment Advisory Agreement between Registrant and Nicholas-Applegate Capital Management, with respect to Global Blue Chip Fund, Emerging Markets Bond Fund, Pacific Rim Fund, Greater China Fund and Latin America Fund (n).

          (5.2) Form of Sub-Advisory Agreement between Registrant and Nicholas-Applegate Capital Management-Hong Kong, with respect to the Pacific Rim Fund and Greater China Fund (n).

          (5.3) Form of Sub-Advisory Agreement between Registrant and Nicholas-Applegate Capital Management-Asia, with respect to the Pacific Rim Fund and Greater China Fund (n).

          (5.4) Amended form of letter agreement between Registrant and Nicholas-Applegate Capital Management adding the Class A,

                    B, C, Q and I shares of Registrant's additional Funds to the Investment Advisory Agreement (s).

          (6.1)     Distribution Agreement between Registrant and
                    Nicholas-Applegate Securities dated as of April 19, 1993
                    (f).

          (6.2) Letter agreement between Registrant and Nicholas-Applegate Securities dated May 17, 1993, adding certain Institutional (formerly Qualified) Portfolio series and Emerging Growth Portfolio series to Distribution Agreement (f).

          (6.3) Letter agreement between Registrant and Nicholas-Applegate Securities dated December 15, 1993, adding International Growth Portfolio series to Distribution Agreement (f).

          (6.4) Letter agreement between Registrant and Nicholas-Applegate Securities dated April 22, 1994, adding Qualified Portfolio series to Distribution Agreement (f).

          (6.5) Letter agreement between Registrant and Nicholas-Applegate Securities, adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Distribution Agreement (f).

          (6.6) Letter agreement between Registrant and Nicholas-Applegate Securities, adding Series B Portfolios to Distribution Agreement (f).

          (6.7) Letter agreement between Registrant and Nicholas-Applegate Securities, adding Fixed Income and Qualified Portfolio series to Distribution Agreement (f).

          (6.8) Form of letter agreement between Registrant and Nicholas-Applegate Securities, adding Value Institutional Portfolio series to Distribution Agreement (a).

          (6.9) Form of letter agreement between Registrant and Nicholas-Applegate Securities, adding High Yield Bond and Strategic Income Institutional Portfolio series to Distribution Agreement (b).

          (6.10) Form of letter agreement between Registrant and Nicholas-Applegate Securities adding Large Cap Growth and Core Growth International Portfolio series to Distribution Agreement (i).

          (6.11) Form of letter agreement between Registrant and Nicholas-Applegate Securities adding Core Growth International Portfolio C series to Distribution Agreement
                    (i).

          (6.12) Form of letter agreement between Registrant and Nicholas-Applegate Securities adding Large Cap Growth Portfolio A, B, C and Q series to Distribution Agreement
                    (j).

          (6.13) Form of letter agreement between Registrant and Nicholas-Applegate Securities, adding Global Blue Chip Fund, Emerging Markets Bond Fund, Pacific Rim Fund, Greater

                    China Fund and Latin America Fund to Distribution Agreement (n).

          (6.14) Amended form of letter agreement between Registrant and Nicholas-Applegate Securities adding the Class A, B, C, Q and I shares of Registrant's additional Funds to the Distribution Agreement (s).

          (7)       None.

          (8.1) Custodian Services Agreement between Registrant and PNC Bank dated as of April 1, 1993 (f).

          (8.2) Letter agreement between Registrant and PNC Bank dated July 19, 1993, adding certain Institutional (formerly Qualified) Portfolio series to Custodian Services Agreement (f).

          (8.3) Letter agreement between Registrant and PNC Bank dated August 20, 1993, adding Emerging Growth Portfolio series to Custodian Services Agreement (f).

          (8.4) Letter agreement between Registrant and PNC Bank dated December 15, 1993, adding International Growth Portfolio series to Custodian Services Agreement (f).

          (8.5) Letter agreement between Registrant and PNC Bank dated April 22, 1994, adding Core Growth Qualified Portfolio series to Custodian Services Agreement (f).

          (8.6) Letter agreement between Registrant and PNC Bank, adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Custodian Services Agreement (f).

          (8.7) Letter agreement between Registrant and PNC Bank, adding Series B Portfolios to Custodian Services Agreement (f).

          (8.8) Letter agreement between Registrant and PNC Bank, adding Fixed Income Portfolio series to Custodian Services Agreement (f).

          (8.9) Form of letter agreement between Registrant and PNC Bank adding Value Institutional Portfolio series to Custodian Services Agreement (a).

          (8.10) Form of letter agreement between Registrant and PNC Bank adding High Yield Bond and Strategic Income Institutional Portfolio series to Custodian Services Agreement (b).

          (8.11) Form of letter agreement between Registrant and PNC Bank adding Large Cap Growth and Core Growth International Portfolio series to Custodian Services Agreement (i).

          (8.12) Form of letter agreement between Registrant and PNC Bank adding Core Growth International Portfolio C series to Custodian Services Agreement (i).

          (8.13) Form of letter agreement between Registrant and PNC Bank adding Large Cap Growth Portfolio A, B, C and Q series to Custodian Services Agreement (j).

          (8.14) Form of letter agreement between Registrant and PNC Bank, adding Global Blue Chip Fund and Emerging Markets Bond Fund to Custodian Services Agreement (l).

          (8.15) Form of letter agreement between Registrant and PNC Bank with respect to custodian services fees related to the Global Blue Chip Fund and the Emerging Markets Bond
                    Fund (m).

          (8.16) Form of letter agreement between Registrant and PNC Bank, adding Pacific Rim Fund, Greater China Fund and Latin America Fund to Custodian Services Agreement (n).

          (8.17) Form of letter agreement between Registrant and PNC Bank, adding the Class A, B, C, Q and I shares of Registrant's additional Funds to Custodian Services Agreement (o).

          (8.18) Form of Sub-Custodian Agreement among Registrant, PNC Bank and Chase Manhattan Bank, with respect to Global Blue Chip Fund, Emerging Markets Bond Fund, Greater China Fund, Pacific Rim Fund and Latin America Fund (o).

          (8.19) Amended form of letter agreement among Registrant, PNC Bank and Chase Manhattan Bank, adding the Class A, B, C, Q and I shares of Registrant's additional Funds to Sub-Custodian Agreement (s).

          (9.1) Form of amended Administration Agreement between Registrant and Investment Company Administration Corporation (o).

          (9.2) Administrative Services Agreement between Registrant and Nicholas-Applegate Capital Management dated as of November 18, 1996 (i).

          (9.3) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated as of April 1, 1993 (f).

          (9.4) Letter agreement between Registrant and State Street Bank and Trust Company dated July 19, 1993, adding certain Institutional (formerly Qualified) Portfolio series to Transfer Agency and Service Agreement (f).

          (9.5) Letter agreement between Registrant and State Street Bank and Trust Company dated August 20, 1993, adding Emerging Growth Portfolio Series to Transfer Agency and Service Agreement (f).

          (9.6) Letter agreement between Registrant and State Street Bank and Trust Company dated December 15, 1993, adding International Growth Portfolio series to Transfer Agency and Service Agreement (f).

          (9.7) Letter agreement between Registrant and State Street Bank and Trust Company dated April 22, 1994, adding Core Growth Qualified Portfolio series to Transfer Agency and Service Agreement (f).

          (9.8) Letter agreement between Registrant and State Street Bank and Trust Company, adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Transfer Agency and Service Agreement (f).

          (9.9) Letter agreement between Registrant and State Street Bank and Trust Company, adding Series B Portfolios to Transfer Agency and Service Agreement (f).

          (9.10) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Fixed Income Portfolio series to Transfer Agency and Service Agreement (f).

          (9.11) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Value Institutional Portfolio series to Transfer Agency and Service Agreement (a).

          (9.12) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding High Yield Bond and Strategic Income Institutional Portfolio series to Transfer Agency and Service Agreement (b).

          (9.13) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Large Cap Growth and Core Growth International Portfolio series to Transfer Agency and Service Agreement (i).

          (9.14) Form of letter agreement between Registrant and State Street Bank and Trust Company adding Core Growth International Portfolio C series to Transfer Agency and Service Agreement
                    (i).

          (9.15) Form of letter agreement between Registrant and State Street Bank and Trust Company adding Large Cap Growth Portfolio A, B, C and Q series to Transfer Agency and Service Agreement
                    (j).

          (9.16) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Global Blue Chip Fund and Emerging Markets Bond Fund to Transfer Agency and Service Agreement (l).

          (9.17) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Pacific Rim Fund, Greater China Fund and Latin America Fund to Transfer Agency and Service Agreement (n).

          (9.18) Amended form of letter agreement between Registrant and State Street Bank and Trust Company, adding the Class A, B,

                    C, Q and I shares of Registrant's additional Funds to Transfer Agency and Service Agreement (s)

          (9.19) Form of amended Shareholder Service Plan between Registrant and Nicholas-Applegate Securities (o).

          (9.20) License Agreement dated as of December 17, 1992, between Registrant and Nicholas-Applegate Capital Management (f).

          (9.21) Accounting Services Agreement between Registrant and PFPC Inc. dated as of April 1, 1993 (f).

          (9.22) Letter agreement between Registrant and PFPC Inc. dated July 19, 1993, adding certain Institutional (formerly Qualified) Portfolio series to Accounting Services Agreement (f).

          (9.23) Letter agreement between Registrant and PFPC Inc. dated August 20, 1993, adding Emerging Growth Portfolio series to Accounting Services Agreement (f).

          (9.24) Letter agreement between Registrant and PFPC Inc. dated December 15, 1993, adding International Growth Portfolio series to Accounting Services Agreement (f).

          (9.25) Letter agreement between Registrant and PFPC Inc. dated April 22, 1994, adding Core Growth Qualified Portfolio series to Accounting Services Agreement (f).

          (9.26) Letter agreement between Registrant and PFPC Inc., adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Accounting Services Agreement (f).

          (9.27) Letter agreement between Registrant and PFPC Inc., adding Series B Portfolios to Accounting Services Agreement (f).

          (9.28) Letter agreement between Registrant and PFPC Inc., adding Fixed Income Portfolio series to Accounting Services Agreement (f).

          (9.29) Form of letter agreement between Registrant and PFPC Inc. adding Value Institutional Portfolio series to Accounting Services Agreement (a).

          (9.30) Form of letter agreement between Registrant and PFPC Inc. adding High Yield Bond and Strategic Income Institutional Portfolio series to Accounting Services Agreement (b).

          (9.31) Form of letter agreement between Registrant and PFPC Inc. adding Large Cap Growth and Core Growth International Portfolio series to Accounting Services Agreement (i).

          (9.32) Form of letter agreement between Registrant and PFPC Inc. adding Core Growth International Portfolio C series to Accounting Services Agreement (i).

          (9.33) Form of letter agreement between Registrant and PFPC Inc. adding Large Cap Growth Portfolio A, B, C and Q series to Accounting Services Agreement (j).

          (9.34) Form of letter agreement between Registrant and PFPC Inc., adding Global Blue Chip Fund and Emerging Markets Bond Fund to Accounting Services Agreement (l).

          (9.35) Form of letter agreement between Registrant and PFPC Inc. with respect to accounting services fees related to the Global Blue Chip Fund and the Emerging Markets Bond Fund
                    (m).

          (9.36) Form of letter agreement between Registrant and PFPC Inc. adding the Pacific Rim Fund, Greater China Fund and Latin America Fund (n).

          (9.37) Form of letter agreement between Registrant and PFPC Inc. regarding fees for additional Funds under Accounting Services Agreement (o).

          (9.38) Amended form of letter agreement between Registrant and PFPC Inc., adding the Class A, B, C, Q and I shares of Registrant's additional Funds to Accounting Service Agreement (s).

          (9.39) Letter agreement between Registrant and Nicholas-Applegate Capital Management dated September 27, 1993 regarding expense reimbursements (f).

          (9.40) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Global Blue Chip Fund, Emerging Markets Bond Fund, Pacific Rim Fund, Greater China Fund and Latin America Fund to agreement regarding expense reimbursement (n).

          (9.41) Amended form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding the Class A, B, C, Q and I shares of Registrant's additional Funds to agreement regarding expense reimbursement (s).

          (9.42) Credit Agreement among Registrant, Chemical Bank and certain other banks dated April 10, 1996 (f).

          (9.43) First Amendment Agreement to Credit Agreement dated as of April 9, 1997 among Registrant, The Chase Manhattan Bank, and certain other banks (l).

          (9.44) Form of Second Amendment Agreement to Credit Agreement among Registrant, The Chase Manhattan Bank, and certain other banks (n).

          (10)      Opinion of Counsel (c).

          (11)      Consent of independent auditors.

          (12)      Not Applicable.

          (13) Investment Letter of initial investor in Registrant dated April 1, 1993 (f).

          (14.1)    IRA Plan Materials (d).

          (14.2)    401(k) Profit-Sharing Plan Materials (d).

          (15.1)    Amended Distribution Plan of Registrant (f)

          (15.2)    Form of further Amendment to Distribution Plan of Registrant
                    (o).

          (16) Schedule of Computation of Performance Quotations (c).

          (17.1)    Financial Data Schedule as of March 31, 1997 (p).

          (17.2)    Financial Data Schedule as of September 30, 1997 (q).

          (18) Not Applicable.

          (19.1)    Limited Powers of Attorney of Trustees (d).

          (19.2)    Limited Power of Attorney of Walter E. Auch (e).

          (19.3)    Limited Power of Attorney of Thomas Pindelski (k).

          (19.4) Certified Resolution of Board of Trustees regarding Limited Power of Attorney of Thomas Pindelski (k).

------------------------------

(a) Filed as an Exhibit to Amendment No. 28 to Registrant's Form N-1A Registration Statement on January 19, 1996 and incorporated herein by reference.

(b) Filed as an Exhibit to Amendment No. 29 to Registrant's Form N-1A Registration Statement on May 3, 1996 and incorporated herein by reference.

(c) Filed as an Exhibit to Amendment No. 1 to Registrant's Form N-1A Registration Statement on March 15, 1993 and incorporated herein by reference.

(d) Filed as an Exhibit to Amendment No. 12 to Registrant's Form N-1A Registration Statement on August 1, 1994 and incorporated herein by reference.

(e) Filed as an Exhibit to Amendment No. 14 to Registrant's Form N-1A Registration Statement on September 26, 1994 and incorporated herein by reference.

(f) Filed as an Exhibit to Amendment No. 32 to Registrant's Form N-1A Registration Statement on June 3, 1996 and incorporated herein by reference.

(g) Filed as an Exhibit to Amendment No. 37 to Registrant's Form N-1A Registration Statement on October 15, 1996 and incorporated herein by reference.

(h) Filed as an Exhibit to Amendment No. 38 to Registrant's Form N-1A Registration Statement on October 25, 1996 and incorporated herein by reference.

(i) Filed as an Exhibit to Amendment No. 40 to Registrant's Form N-1A Registration Statement on January 3, 1997 and incorporated herein by reference.

(j) Filed as an Exhibit to Amendment No. 42 to Registrant's Form N-1A Registration Statement on May 1, 1997 and incorporated herein by reference.

(k) Filed as an Exhibit to Amendment No. 44 to Registrant's Form N-1A Registration Statement on May 22, 1997 and incorporated herein by reference.

(l) Filed as an Exhibit to Amendment No. 45 to Registrant's Form N-1A Registration Statement on July 14, 1997 and incorporated herein by reference.

(m) Filed as an Exhibit to Amendment No. 47 to Registrant's Form N-1A Registration Statement on July 28, 1997 and incorporated herein by reference.

(n) Filed as an Exhibit to Amendment No. 49 to Registrant's Form N-1A Registration Statement on September 2, 1997 and incorporated herein by reference.

(o) Filed as an Exhibit to Registrant's Form N-14 Registration Statement on December 5, 1997 and incorporated herein by reference.

(p) Filed as an Exhibit to Registrant's Form N-SAR on June 9, 1997 and incorporated herein by reference.

(q) Filed as an Exhibit to Registrant's Form N-SAR on December 12, 1997 and incorporated herein by reference.

(r) Filed as an Exhibit to Amendment No. 50 to Registrant's Form N-1A Registration Statement on December 15, 1997 and incorporated herein by reference.

(s) Filed as an Exhibit to Amendment No. 52 to Registrant's Form N-1A Registration Statement on December 29, 1997 and incorporated herein by reference.

Item 25.            PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                    REGISTRANT.

          None.

Item 26.            NUMBER OF HOLDERS OF SECURITIES.

          As of November 30, 1997, the number of record holders of each series of Registrant was as follows:

       Title of Series                                  Number of Record Holders
       ---------------                                  ------------------------

       Large Cap Growth Portfolio A                                58
       Core Growth Portfolio A                                   6,438
       Emerging Growth Portfolio A                               10,733
       Income & Growth Portfolio A                                2,496
       Balanced Growth Portfolio A                                930
       Government Income Portfolio A                              492
       Money Market Portfolio                                      853
       International Core Growth Portfolio A                      315
       Worldwide Growth Portfolio A                              2,044
       International Small Cap Growth Portfolio A                 799
       Emerging Countries Portfolio A                            4,598
       Large Cap Growth Portfolio B                               116
       Core Growth Portfolio B                                   3,351
       Emerging Growth Portfolio B                               4,273
       Income & Growth Portfolio B                               1,521
       Balanced Growth Portfolio B                                347
       Government Income Portfolio B                              240
       International Core Growth Portfolio B                      465
       Worldwide Growth Portfolio B                               810
       International Small Cap Growth Portfolio B                 688
       Emerging Countries Portfolio B                            3,713
       Large Cap Growth Portfolio C                                31
       Core Growth Portfolio C                                   12,653
       Emerging Growth Portfolio C                               16,227
       Income & Growth Portfolio C                               5,208
       Balanced Growth Portfolio C                               1,278
       Government Income Portfolio C                              475
       International Core Growth Portfolio C                      186
       Worldwide Growth Portfolio C                              5,531
       International Small Cap Growth Portfolio C                 866
       Emerging Countries Portfolio C                            3,069
       Large Cap Growth Institutional Portfolio                    39
       Core Growth Institutional Portfolio                        183
       Emerging Growth Institutional Portfolio                    185
       Income & Growth Institutional Portfolio                    121
       Balanced Growth Institutional Portfolio                     28
       International Core Growth Institutional Portfolio           71
       Worldwide Growth Institutional Portfolio                    79
       International Small Cap Growth Institutional Portfolio      81

       Emerging Countries Institutional Portfolio                 204
       Mini Cap Growth Institutional Portfolio                    317
       Fully Discretionary Institutional Fixed Income Portfolio    13
       Short-Intermediate Institutional Fixed Income Portfolio     15
       Value Institutional Portfolio                               49
       High Yield Bond Institutional Portfolio                     25
       Strategic Income Institutional Portfolio                    20
       Global Growth & Income Institutional Portfolio              50
       Large Cap Growth Qualified Portfolio                        12
       Core Growth Qualified Portfolio                            193
       Emerging Growth Qualified Portfolio                         75
       Income & Growth Qualified Portfolio                         10
       Balanced Growth Qualified Portfolio                          9
       Government Income Qualified Portfolio                        9
       International Core Growth Qualified Portfolio               25
       Worldwide Growth Qualified Portfolio                         9
       International Small Cap Growth Qualified Portfolio          12
       Emerging Countries Qualified Portfolio                    1,678
       Emerging Markets Bond Institutional Portfolio               16
       Global Blue Chip Fund                                       80


Item 27.            INDEMNIFICATION.

          Registrant's trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("Disabling Conduct").

          Section 8 of Registrant's Administration Agreement, filed herewith as
Exhibit 9.1, provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct.
Section 9 of Registrant's Distribution Agreement, filed herewith as Exhibit 6, provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct. Section 4 of the Shareholder Service Agreement, filed herewith as Exhibit 9.3, provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct.

          Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28.            BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.


          Nicholas-Applegate Capital Management, the investment adviser to the Master Trust, is a California limited partnership, the general partner of which is Nicholas-Applegate Capital Management, Inc. (the "General Partner"). During the two fiscal years ended December 31, 1997, Nicholas-Applegate Capital Management has engaged principally in the business of providing investment services to institutional and other clients. All of the additional information required by this Item 28 with respect to the Investment Adviser is set forth in the Form ADV, as amended, of Nicholas-Applegate Capital Management (File No. 801-21442), which is incorporated herein by reference.


Item 29.            PRINCIPAL UNDERWRITERS.

          (a) Nicholas-Applegate Securities does not act as a principal underwriter, depositor or investment adviser to any investment company other than Registrant.

          (b) Nicholas-Applegate Securities, the Distributor of the shares of Registrant's Portfolios, is a California limited partnership and its general partner is Nicholas-Applegate Capital Management Holdings, L.P. (the "General Partner"). Information is furnished below with respect to the officers, partners and directors of the General Partner and Nicholas-Applegate Securities. The principal business address of such persons is 600 West Broadway, 30th Floor, San Diego, California 92101, except as otherwise indicated below.

                          Positions and                Positions and
Name and Principal        Offices with Principal       Offices with
Business Address          Underwriter                  Registrant
------------------        ----------------------       -------------

Arthur E. Nicholas        President                    President

Peter J. Johnson          Vice President               Vice President

Thomas Pindelski          Chief Financial Officer      Chief Financial Officer

E. Blake Moore, Jr.       Secretary                    Secretary

Todd Spillane             Director of Compliance       None


          (c)  Not Applicable.

Item 30.            LOCATION OF ACCOUNTS AND RECORDS.

          All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained either at the offices of the Registrant (600 West Broadway, 30th Floor, San Diego, California 92101); the Investment Adviser to the Trust and Master Trust, Nicholas-Applegate Capital Management (600 West Broadway, 30th Floor, San Diego, California 92101); the primary administrator for the Trust and Master Trust, Investment Company Administration Corporation (4455 East Camelback Road, Suite 261-E, Phoenix, Arizona 85018); the Custodian, PNC Bank (Airport Business Center, International Court 2, 200 Stevens Drive, Lester, Pennsylvania 19113); or the Transfer and Dividend Disbursing Agent, State Street Bank & Trust Company (2 Heritage Drive, 7th Floor, North Quincy, Massachusetts 02171).

Item 31.            MANAGEMENT SERVICES.

          Not Applicable.

Item 32.            UNDERTAKINGS.


          Registrant hereby undertakes that if it is requested by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, it will do so and will assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                     SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego, State of California, on the 16th day of April 1998.


                                        NICHOLAS-APPLEGATE MUTUAL FUNDS



                                        By /s/ Arthur E. Nicholas
                                           -------------------------------------
                                           Arthur E. Nicholas
                                           President

          Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Arthur E. Nicholas             Principal Executive      April 16, 1998
------------------------------     Officer
Arthur E. Nicholas


Thomas Pindelski*                  Principal Financial      April 16, 1998
------------------------------     and Accounting
Thomas Pindelski                   Officer


Fred C. Applegate*                 Trustee                  April 16, 1998
------------------------------
Fred C. Applegate


Arthur B. Laffer*                  Trustee                  April 16, 1998
------------------------------
Arthur B. Laffer


Charles E. Young*                  Trustee                  April 16, 1998
------------------------------
Charles E. Young


* /s/ E. Blake Moore, Jr.
------------------------------
By: E. Blake Moore, Jr.
   Attorney In Fact

                                   EXHIBIT INDEX

                          NICHOLAS-APPLEGATE MUTUAL FUNDS
                                AMENDMENT NO. 59 TO
                          FORM N-1A REGISTRATION STATEMENT
                                 FILE NO. 811-7428



Exhibit No.         Title of Exhibit
-----------         ----------------

     (11)           Consent of Independent Auditors.